Commitments and Contingencies - Investigation Initiated by ICTA on Subscription Numbers and Radio Utilization and Usage Fees - Additional Information (Detail) - Investigation initiated by ICTA on subscription numbers and radio utilization and usage fees [member] - TRY (₺)
₺ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of commitments and contingencies [line items]
Administrative fines on radio utilization	₺ 11,240
Early payment Discount on Administrative fines	25.00%
Litigation principal and interest amount	₺ 158,340
Litigation settlement amount which was paid in 2018	166,257
Liabilities related to investigation initiated by ICTA on subscription numbers and radio utilization and usage fees	₺ 0	₺ 157,446